Document and Entity Information	Jul. 30, 2020
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001316835
Document Type	8-K/A
Document Period End Date	Jul. 30, 2020
Entity Registrant Name	BUILDERS FIRSTSOURCE, INC.
Entity File Number	0-51357
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	52-2084569
Entity Address, Address Line One	2001 Bryan Street
Entity Address, Address Line Two	Suite 1600
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	(214)
Local Phone Number	880-3500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	BLDR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 on Form 8-K/A amends the Current Report on Form 8-K (the “Form 8-K”) filed by Builders FirstSource, Inc. (the “Company”) on July 30, 2020. This Amendment No. 1 is being filed to correct the originally filed Exhibit 99.1. The sections titled “Reconciliation of Adjusted Non-GAAP Financial Measures to their GAAP Equivalents” were inadvertently omitted from the press release filed as Exhibit 99.1 to the Form 8-K, and the Company’s press release is being filed as Exhibit 99.1 hereto to include such sections on pages 9-12 thereto. All other information and wording in Exhibit 99.1 remains unchanged from the Form 8-K.